Significant accounting policies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant accounting policies
Schedule of reconciliation of net loss to net loss applicable to common stockholders

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Net loss applicable to common stockholders	$(3,234)	$(6,200)	$(410)	$(8,925)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	1,548	1,469	526	1,137
Net loss per share applicable to common stockholders—basic and diluted	$(2.09)	$(4.22)	$(0.78)	$(7.84)

Period from April 5, 2011 (inception) to December 31, 2011
Net loss applicable to common stockholders	(2,725)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	909
Net loss per share applicable to common stockholders—basic and diluted	(3.00)

Schedule of amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Series A Preferred Stock	3,065	3,065	—	3,065
Series B Preferred Stock	6,771	6,771	—	6,771
Outstanding stock options	687	687	—	687

Period from April 5, 2011 (inception) to December 31, 2011
Series A Preferred Stock	3,065
Outstanding stock options	618